Advance to Suppliers	12 Months Ended
Jun. 30, 2026
Advance to Suppliers [Abstract]
Advance to suppliers
5.	Advance to suppliers

The balance of advance to suppliers, net consisted of the following:

	As of June 30,
	2025	2026
	RMB	RMB
2026 Overseas media placement project	-	11,048,497
2026 Brand placement on overseas media platforms	-	7,429,562
2026 Brand placement on tiktok	-	6,081,449
2026 Gallnut DSP programmatic placement	-	6,714,205
2026 Dreame brand advertising placement	-	5,011,095
2026 Calleton full-network feed advertising placement	-	1,850,000
Consulting fee	-	1,769,680
2026 Bear Electric brand advertising placement	-	1,418,000
2026 FLAMINGO DSP programmatic placement	-	1,326,777
2026 Sanzitang DSP programmatic placement	-	784,201
By-health Brand Advertising Placement	-	731,294
EPIC 2025 Grand Final Presented by Cathay and HSBC	-	715,860
AIGC Research and Development Services	14,347,600	456,000
2026 PinkBear Brand advertising placement	-	380,000
2025 Tiandi No.1 DSP programmatic placement	-	300,249
IP Digitalization	11,070,276	-
2025Youyang Jinxiu Flower Field and Iris Grassland Ecological Half Marathon Online Promotion	481,132	-
2025 Advertising Campaign -Good Family Brand	59,000	-
Others	-	166,780
Total	25,958,008	46,183,649
Less: allowance of credit losses	-	-
Total advance to suppliers	25,958,008	46,183,649

The movements in the allowance of doubtful accounts were as follows:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Beginning balance	5,216,045	4,871,715	-
Additions	-	-	-
Reversal	(344,330)	-	-
Write-off	-	(4,871,715)	-
Ending balance	4,871,715	-	-